Investment Securities (Amortized Cost And Fair Value Of Debt Securities Held-To-Maturity By Contractual Maturity Dates) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014		Dec. 31, 2013
Schedule of Held-to-maturity Securities [Line Items]
Total debt securities HTM, Amortized Cost	$ 304.7	[1]	$ 1,042.3	[1]
Total debt securities HTM, Fair Value	309.0		1,040.8
Maturity of investment securities with no stated maturities	10 years
Mortgage-Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Debt securities HTM, due After 10 years, Amortized Cost	102.6	[2]	96.3	[2]
Debt securities HTM, due After 10 years, Fair Value	99.6	[2]	92.2	[2]
Debt securities HTM, due After 5 but within 10 years, Amortized Cost	1.4	[2]
Debt securities HTM, due After 5 but within 10 years, Fair Value	1.4	[2]
Total debt securities HTM, Amortized Cost	104.0		96.3
Total debt securities HTM, Fair Value	101.0		92.2
U.S. Treasury And Federal Agencies [Member]
Schedule of Held-to-maturity Securities [Line Items]
Debt securities HTM, Due within 1 year, Amortized Cost			735.5
Debt securities HTM, Due within 1 year, Fair Value			735.6
State And Municipal [Member]
Schedule of Held-to-maturity Securities [Line Items]
Debt securities HTM, due After 10 years, Amortized Cost	46.5	[2]	51.6	[2]
Debt securities HTM, due After 10 years, Fair Value	43.4	[2]	45.1	[2]
Debt securities HTM, Due within 1 year, Amortized Cost	0.6		0.7
Debt securities HTM, Due within 1 year, Fair Value	0.6		0.7
Debt securities HTM, due After 1 but within 5 years, Amortized Cost	3.9	[2]	4.4	[2]
Debt securities HTM, due After 1 but within 5 years, Fair Value	3.9	[2]	4.4	[2]
Debt securities HTM, due After 5 but within 10 years, Amortized Cost	0.6		0.7
Debt securities HTM, due After 5 but within 10 years, Fair Value	0.6		0.7
Total debt securities HTM, Amortized Cost	51.6		57.4
Total debt securities HTM, Fair Value	48.5		50.9
Foreign Government [Member]
Schedule of Held-to-maturity Securities [Line Items]
Debt securities HTM, Due within 1 year, Amortized Cost	30.9		29.8
Debt securities HTM, Due within 1 year, Fair Value	30.9		29.8
Debt securities HTM, due After 1 but within 5 years, Amortized Cost	5.4		8.5
Debt securities HTM, due After 1 but within 5 years, Fair Value	5.4		8.5
Total debt securities HTM, Amortized Cost	36.3		38.3
Total debt securities HTM, Fair Value	36.3		38.3
Corporate - Foreign [Member]
Schedule of Held-to-maturity Securities [Line Items]
Debt securities HTM, Due within 1 year, Amortized Cost	0.8		0.8
Debt securities HTM, Due within 1 year, Fair Value	0.8		0.8
Debt securities HTM, due After 1 but within 5 years, Amortized Cost	46.6		48.6
Debt securities HTM, due After 1 but within 5 years, Fair Value	54.6		56.1
Debt securities HTM, due After 5 but within 10 years, Amortized Cost	65.4		65.4
Debt securities HTM, due After 5 but within 10 years, Fair Value	67.8		66.9
Total debt securities HTM, Amortized Cost	112.8		114.8
Total debt securities HTM, Fair Value	$ 123.2		$ 123.8

[1]	Recorded at amortized cost less impairment on securities that have credit-related impairment.
[2]	Investments with no stated maturities are included as contractual maturities of greater than 10 years. Actual maturities may differ due to exercise of call or prepayment rights.